Commitments, guarantees, contingencies and other disclosures	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Commitments, guarantees, contingencies and other disclosures
33. Commitments, guarantees, contingencies and other disclosures
In the normal course of business, the Group enters into certain capital commitments and also gives certain financial guarantees.
A. Capital commitments
The Group has a number of continuing operational and financial commitments in the normal course of business including:

•	Exploratory mining commitments;

•	Oil & gas commitments;

•	Mining commitments arising under production sharing agreements; and

•	Completion of the construction of certain assets.
Estimated amount of contracts remaining to be executed on capital accounts and not provided for:

	As at,
	March 31, 2019	March 31, 2020	March 31, 2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn India	55,104	31,464	417

Aluminium sector
Lanjigarh Refinery (Phase II)	14,429	15,728	209
Jharsuguda 1.25 MTPA smelter	4,600	4,140	55

Zinc sector
Zinc India (mines expansion, solar and smelter)	19,351	9,123	121
Gamsberg mining & milling project	1,832	1,306	17

Copper sector
Tuticorin Smelter 400 KTPA*	27,941	27,913	370

Others	13,621	16,112	214

Total	136,878	105,786	1,403

*	currently contracts are under suspension under the force majeure clause as per the contract
Committed work programme (Other than capital commitment):

	As at,
	March 31, 2019	March 31, 2020	March 31, 2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Oil & Gas sector
Cairn India (OALP - New Oil and Gas blocks)	38,113	58,409	775

Other Commitments

(i)
Power Division of the Company has signed a long term power purchase agreement (PPA) with Gridco Limited for supply of 25% of power generated from the power station with additional right to purchase power at (5%/7%) at variable cost as per the conditions referred to in PPA.The PPA has a tenure of twenty five years.

(ii)
TSPL has signed a long term power purchase agreement (PPA) with Punjab State Power Corporation Limited (PSPCL) [formerly known as Punjab State Electricity Board (PSEB)] for supply of power generated from the power plant. The PPA has tenure of twenty five years.

B. Guarantees
The aggregate amount of indemnities and other guarantees on which the Group does not expect any material losses, was
₹
 77,448 million and
₹
 64,878 million ($ 861 million) as at March 31, 2019 and March 31, 2020 respectively.
The Group has given guarantees in the normal course of business as stated below:

•
Guarantees and bonds advanced to the customs authorities in India of
₹
 6,759 million and
₹
 4,713 million ($ 63 million) as at March 31, 2019 and March 31, 2020 respectively relating to the export and payment of import duties on purchases of raw material and capital goods.

•	Guarantees issued for Group’s share of minimum work programme commitments of ₹ 23,673 million and ₹ 29,059 million ($ 385 million) as at March 31, 2019 and March 31, 2020 respectively.

•
Guarantee issued against liabilities for structured investment (
R
efer
N
ote 35 for details of the transactions) worth
₹
 19,156 million as at March 31, 2019 (relinquished during the year due to liquidation of these investments)

•	Guarantees of ₹ 5,426 million and ₹ 537 million ($ 7 million) issued under bid bond for placing bids as at March 31, 2019 and March 31, 2020 respectively.

•
Bank guarantees of
₹
 1,150 million ($ 15 million) outstanding as at March 31, 2020 has been provided by the Group on behalf of Volcan Investments Limited to Income tax department, India as a collateral in respect of certain tax disputes.

•
Other guarantees of
₹
 21,284 million and
₹
 29,419 million ($ 390 million) as at March 31, 2019 and March 31, 2020 respectively issued for securing supplies of materials and services, in lieu of advances received from customers, litigation, for provisional valuation of custom duty and also to various agencies, suppliers and government authorities for various purposes. The Group does not anticipate any liability on these guarantees.

C. Export Obligations
The Indian entities of the Group have export obligations of
₹
 32,340 million and
₹
 38,269 million ($ 508 million) as at March 31, 2019 and March 31, 2020 respectively on account of concessional rates of import duty paid on capital goods under the Export Promotion Capital Goods Scheme and under the Advance Licence Scheme for the import of raw material laid down by the Government of India.
In the event of the Group’s inability to meet its obligations, the Group’s liability would be
₹
 4,333 million and
₹
 6,072 million ($ 81 million) as at March 31, 2019 and March 31, 2020 respectively, plus applicable interest.
The Group has given bonds of
₹
 15,571 million and
₹
 16,950 million ($ 225 million) as at March 31, 2019 and March 31, 2020 respectively to custom authorities against these export obligations.

D. Contingencies
The Group discloses the following legal and tax cases as contingent liabilities.
Hindustan Zinc Limited: Department of Mines and Geology
The Department of Mines and Geology of the State of Rajasthan issued several show cause notices to HZL in August, September and October 2006, aggregating
₹
 3,339 million ($ 44 million) as at March 31, 2019 and March 31, 2020 claiming unlawful occupation and unauthorised mining of associated minerals other than zinc and lead at HZL’s Rampura Agucha, Rajpura Dariba and Zawar mines in Rajasthan during the period from July 1968 to March 2006. HZL believes it is unlikely that the claim will lead to a future obligation and thus no provision has been made in the financial statements. In response, HZL filed a writ petition against these show cause notices before the High Court of Rajasthan in Jodhpur. In October 2006, the High Court issued an order granting a stay and restrained the Department of Mines and Geology from undertaking any coercive measures to recover the penalty. In January 2007, the High Court issued another order granting the Department of Mines and Geology additional time to file their reply and also ordered the Department of Mines and Geology not to issue any orders cance
l
ling the lease. However, the Central Government and State Government are yet to file their replies. The matter will be listed in due course for hearing.
Vedanta Limited: Income tax
In March 2014, Vedanta Limited (notice was served on Cairn India Limited which subsequently merged with Vedanta Limited, accordingly now referred to as Vedanta Limited) received a show cause notice from the Indian Tax Authorities (‘Tax Authorities’) for not deducting withholding tax on the payments made to Cairn UK Holdings Limited (CUHL), for acquiring shares of Cairn India Holdings Limited (CIHL), as part of their internal reorganisation. The Tax Authorities have stated in the notice that a short-term capital gain has accrued to CUHL on transfer of the shares of CIHL to Vedanta Limited, in the financial year 2006–2007, on which tax should have been withheld by the Company. Pursuant to this, various replies were filed with the Tax Authorities. After several hearings, the Income Tax Authority, in March 2015, issued an order holding the Company as ‘assessee in default’ and raised a demand totalling
₹
 204,947 million ($ 2,718 million) (including interest of
₹
 102,473 million ($ 1,359 million)). The Company had filed an appeal before the First Appellate Authority, Commissioner of Income Tax (Appeals) which vide order dated July 03, 2017 confirmed the tax demand against the Company. The Company has challenged the Commissioner of Income Tax’s (Appeals) order before the Income Tax Appellate Tribunal (ITAT).
The Company

also filed a writ petition before the Delhi High Court wherein it has raised several points for assailing the aforementioned Income Tax Authority’s order.
The matter came up for hearing on February 05, 2020 before Delhi High Court but adjourned and the next date of hearing is
D
ecember

03
, 2020.
Separately CUHL, on whom the primary liability of tax lies, had received an Order from the ITAT in the financial year
2016-17
holding that the transaction is taxable in view of the clarification made in the Act but also acknowledged that being a retrospective transaction, interest would not be levied. Hence affirming a demand of
₹
 102,473 million ($ 1,359 million) excluding the interest portion that had previously been claimed. The tax department has appealed this order before the Delhi High Court. As a result of the above order from ITAT, the Group considers the risk in respect of the interest portion of claim to be remote. Further, as per the recent recovery notice dated October 12, 2018 received from the Tax Recovery Officer (TRO) appointed for CUHL, tax demand of CUHL of approx.
₹
 49,960 million ($ 663 million) along with interest is outstanding. Further, in the said notice, tax department had also instructed to remit the preference shares redemption amount including dividend payable thereon to the TRO. Accordingly, amount aggregating to
₹
 6,070 million ($ 81 million) has been paid to the TRO on October 26, 2018 thus reducing the liability to
₹
 43,890 million ($ 582 million). Vedanta has also paid interim dividend of
₹
 50 million ($ 1 million) to the TRO. Accordingly, the Group has revised the contingent liability to
₹
 43,850 million and
₹
 43,840 million ($ 582 million) as at March 31, 2019 and March 31, 2020 respectively.

In the event, the case is finally decided against the Company, the demand payable along with interest as per the above mentioned order would be
₹
 204,947 million ($ 2,718 million), of which only
₹
 43,840 million ($ 582 million) is considered as possible. Separately, but in connection with this litigation, Vedanta Resources Limited has filed a Notice of Claim against the Government of India (‘GOI’) under the UK India Bilateral Investment Treaty (the BIT). The International Arbitration Tribunal passed a favourable order on jurisdiction and Transparency and hearing on merits have been completed in May 2019 and order will be passed in due course. The Government of India has challenged the jurisdiction and Transparency orders of Arbitration Tribunal before the High Court of Singapore. The Singapore High court heard the Transparency matter on February 24, 2020 and passed favorable order and held that it will take up the Jurisdiction issue after receiving Tribunal’s award on merits. GOI has appealed the above High Court order before Singapore Supreme Court.

Ravva Joint Venture arbitration proceedings
ONGC Carry
The Ravva Production Sharing Contract (PSC) obliges the contractor parties to pay a proportionate share of ONGC’s exploration, development, production and contract costs in consideration for ONGC’s payment of costs related to the construction and other activities it conducted in Ravva prior to the effective date of the Ravva PSC (the ONGC Carry). The question as to how the ONGC Carry is to be recovered and calculated, along with other issues, was submitted to an International Arbitration Tribunal in August 2002 which rendered a decision on the ONGC Carry in favour of the contractor parties (including Vedanta Limited (Cairn India Limited which subsequently merged with Vedanta Limited, accordingly now referred to as Vedanta Limited)) whereas four other issues were decided in favour of Government of India (GOI) in October 2004 (Partial Award). The GOI then proceeded to challenge the ONGC Carry decision before the Malaysian courts, as Kuala Lumpur was the seat of the arbitration. The Federal Court of Malaysia upheld the Partial Award. As the Partial Award did not quantify the sums, therefore, contractor parties approached the same Arbitration Tribunal to pass a Final Award in the subject matter since it had retained the jurisdiction to do so. The Arbitral Tribunal was reconstituted and the Final Award was passed in October 2016 in Vedanta Limited’s favour. GOI’s challenge of the Final Award has been dismissed by the Malaysian High Court and the next appellate court in Malaysia i.e. Malaysian Court of Appeal. GOI then filed an appeal at Federal Court of Malaysia. The matter was heard on February 28, 2019 and the Federal Court dismissed GOI’s leave to appeal. The Company has also filed for the enforcement of the Partial Award and Final Award with Delhi High Court.
Base Development Cost
Ravva joint operations had received a claim from the Ministry of Petroleum and Natural Gas, Government of India (GOI) for the period from 2000-2005 for
₹
 8,922 million ($ 129 million) for an alleged underpayment of profit petroleum (by recovering higher Base Development Costs (“BDC”) against the cap imposed in the PSC) to the Government of India (GOI), out of which, Vedanta Limited’s (Cairn India Limited which subsequently merged with Vedanta Limited, accordingly now referred to as Vedanta Limited) share will be
₹
 2,170 million ($ 29 million) plus interest. Joint venture partners initiated the arbitration proceedings and Arbitration Tribunal published the Award allowing claimants (including Vedanta Limited) to recover the development costs spent to the tune of
₹
 20,797 million ($ 276 million) and disallowed over run of
₹
 1,646 million ($ 22 million) spent in respect of BDC along with 50% legal costs. The High Court of Kuala Lumpur as well as Court of Appeal dismissed GOI’s application of setting aside the part of the Award. GOI challenge to the same before the Federal Court of Malaysia was also dismissed on May 17, 2016. The Company has filed an application for enforcement of award before Delhi High Court.
In connection with the above two matters, the Company has received an order dated October 22, 2018 from the GOI directing oil marketing companies (OMCs) who are the offtakers for Ravva to divert the sale proceeds to Government’s account. GOI alleges that the Ravva Joint Operations (consisting of four joint venture partners) has short paid profit petroleum of
₹
 23,491 million ($ 312 million) (the Company share approximately
 -
₹
 6,958 million ($ 92 million)) on account of the two disputed issues of ONGC Carry and BDC matters, out of which
₹
 4,788 million ($ 64 million) pertains to ONGC Carry and
₹
 2,170 million ($ 29 million)
pertains to BDC Matter. Against an interim application, filed by Vedanta Limited along with one of its other joint venture partner, seeking stay of such action from GOI, before the Delhi High Court, where enforcement petitions for both matters are pending, the Court directed the OMCs to deposit above sums to the Court for both BDC and ONGC Carry matters. However, Vedanta Limited (and other joint venture partner) has been given the liberty to seek withdrawal of the proportionate amounts (fallen due as of the date of Court order) from the Court upon furnishing a bank guarantee of commensurate value. As on date, the Company has submitted bank guarantee of
₹
 6,284 million ($ 83 million) and received the corresponding proceeds.
During the proceedings of the above matter, the GOI has also filed an interim application seeking deposit by the said OMCs of an amount of
₹
 6,509 million ($ 86 million) (Vedanta’s share of
₹
 4,189 million ($ 56 million)
towards interest on the alleged short payment of profit petroleum by the petitioners i.e. Vedanta Limited (and other joint venture partner).

The Hon’ble Delhi High Court vide its order dated February 19, 2020 allowed the petition for enforcement of the arbitration award in relation to BDC including declaratory relief and rejected the objections of GOI. The GOI has filed an SLP against this order before the Supreme Court which was listed on June 17, 2020 where in the Court directed the parties to file their written submissions by July 15, 2020. Supreme Court has heard the matter on August 26, 2020 and judgement has been reserved in the said matter.
The Hon’ble Delhi High Court vide its order dated May 28, 2020 has directed that all future sale proceeds of Ravva Crude w.e.f. June 5, 2020 be paid directly to Vedanta Limited by the OMCs. The interim application filed by GOI and the ONGC Carry matter has been listed for hearing on November 5, 2020.While the Company does not believe the GOI will be successful in its challenge, if the Arbitral Awards in above matters are reversed and such reversals are binding, the Company would be liable for approximately
₹
 6,425 million plus interest and

₹
 6,958 million ($ 92 million) plus interest as
at March 31, 2019 and
March 31, 2020
respectively
.
Proceedings related to the Imposition of Entry Tax
Vedanta Limited and other Group companies i.e. Bharat Aluminium Company Limited (BALCO) and Hindustan Zinc Limited (HZL) challenged the constitutional validity of the local statutes and related notifications in the states of Chhattisgarh, Odisha and Rajasthan pertaining to the levy of entry tax on the entry of goods brought into the respective states from outside.
Post some contradictory orders of High Courts across India adjudicating on similar challenges, the Supreme Court referred the matters to a nine judge bench. Post a detailed hearing, although the bench rejected the compensatory nature of tax as a ground of challenge, it maintained status quo with respect to all other issues which have been left open for adjudication by regular benches hearing the matters.
Following the order of the nine judge bench, the regular bench of the Supreme Court proceeded with hearing the matters. The regular bench remanded the entry tax matters relating to the issue of discrimination against domestic goods bought from other States to the respective High Courts for final determination but retained the issue of jurisdiction for levy on imported goods, for determination by the regular bench of the Supreme Court. Following the order of the Supreme Court, the Group filed writ petitions in respective High Courts.
On October 09, 2017, the Supreme Court has held that states have the jurisdiction to levy entry tax on imported goods. With this Supreme Court judgment, imported goods will rank pari passu with domestic goods for the purpose of levy of Entry tax. Vedanta Limited and its subsidiaries have amended their appeals (writ petitions) in Odisha and Chhattisgarh to include imported goods as well. With respect to Rajasthan, the State Government has filed a counter petition in the Rajasthan High Court, whereby it has admitted that it does not intend to levy the entry tax on imported goods.
The issue pertaining to the levy of entry tax on the movement of goods into a Special Economic Zone (SEZ) remains pending before the Odisha High Court. The Group has challenged the levy of entry tax on any movement of goods into SEZ based on the definition of ‘local area’ under the Odisha Entry Tax Act which is very clear and does not include a SEZ. In addition, the Government of Odisha further through its SEZ Policy 2015 and the operational guidelines for administration of this policy dated August 22, 2016, exempted the entry tax levy on SEZ operations.
The total claims against Vedanta Limited and its subsidiaries are
₹
 13,163 million and
₹
 13,664 million ($ 181 million) net of provisions made as at March 31, 2019 and March 31, 2020 respectively.
BALCO: Challenge against imposition of Energy Development Cess
BALCO challenged the imposition of Energy Development Cess levied on generators and distributors of electrical energy at the rate of 10 paise per unit on the electrical energy sold or supplied before the High Court on the grounds that the cess is effectively on production and not on consumption or sale since the figures of consumption are not taken into account and the cess is discriminatory since captive power plants are required to pay at the rate of 10 paise while the State Electricity Board is required to pay at the rate of 5 paise. The High Court of Chhattisgarh by its order dated December 15, 2006 declared the provisions imposing ED Cess on CPPs as discriminatory and therefore ultra vires the Constitution. BALCO sought a refund of the cess amounting to
₹
 345 million ($ 5 million) it had already paid till March 2006 under protest.
The State of Chhattisgarh filed a Special Leave Petition before the Supreme Court and the SC whilst issuing notice has stayed the refund of the Cess already deposited and the Supreme Court has also directed the State of Chhattisgarh to raise the bills but no coercive action be taken for recovery of
the same. In case the Supreme Court overturns the decision of the High Court, Balco would
, in addition to above, would
be liable to pay
₹
 7,501 million and
₹
 8,407 million ($ 112 million) as at March

31, 2019 and March
 31, 2020
respectively.
Accordingly
,
the total liability on the Group would be
₹

7,846 million and
₹
 8,752 million ($ 117 million) as at March 31,

2019 and March 31,

2020
respectively.

Miscellaneous disputes- Income tax
The Group is involved in various tax disputes amounting to
₹
 13,738 million and
₹
 19,093 million ($ 253 million) as at March 31, 2019 and March 31, 2020 respectively relating to income tax
. It also includes similar matters where initial assessment is pending for
subsequent
periods
and where the Group has made claims and
assessments
are in progress
. These mainly relate to the disallowance of tax holiday for 100% Export Oriented Undertaking under section 10B of the Income Tax Act, 1961, disallowance of tax holiday benefit on production of gas under section 80IB of the Income Tax Act, 1961, on account of depreciation disallowances under
the Income Tax Act and interest thereon which are pending at various appellate levels.
Interest
and
penalty
, if any
 would
be
additional
. Refer note 9 (e) for other income tax disputes.
The Group believes that these disallowances are not tenable and accordingly no provision is considered necessary.
Miscellaneous other disputes
The Group is subject to various claims and exposures which arise in the ordinary course of conducting and financing its business from the excise, indirect tax authorities and others. These claims and exposures mostly relate to the assessable values of sales and purchases or to incomplete documentation supporting the companies’ returns or other claims.
The approximate value of claims (excluding the items as set out separately above) against the Group companies total
₹
 36,914 million and
₹
 39,960 million ($ 530 million) as at March 31, 2019 and March 31, 2020 respectively.
The Group considers that it can take steps such that the risks can be mitigated and that there will no significant unprovided liabilities arising.
Except as described above, there are no pending litigations which the Group believes could reasonably be expected to have a material adverse effect on the results of operations, cash flows or the financial position of the Group.
Based on reassessments and developments during the period, the following matter that was reported as contingent liability as at March 31, 2019 is no more considered as contingent liability:
South Africa Carry Cost of
₹
 4,274
million basis the acceptance of closure application by Petroleum Agency South Africa (PASA) to exit from South Africa block
E. Operating Lease commitments:
i. As lessee
Refer
Note
3
(b) for details of the Group’s transition to IFRS 16 “Leases”. Commitments disclosed as non-cancellable
operating leases under IAS 17 Leases have been recorded as lease liabilities from April 1, 2019, with the exception of short-term and low-value
leases. Refer
Note
25 for the maturity profile of the Company’s lease liabilities.
The aggregate amounts of minimum lease payments under
non-cancellable
operating leases at March 31, 2019, prepared and reported under IAS 17 “Leases”, were as follows:

March 31, 2019
Particulars	( ₹ in million)
Within one year of the balance sheet date	139
Due in a period between one year and five years	202
Due after five years	2

Total	343
Lease payments recognized as expenses on non-cancellable leases is
₹
 156 million for the year ended March 31, 2019.

ii. As lessor
TSPL has ascertained that the Power Purchase Agreement (PPA) entered with Punjab State Power Corporation Limited (PSPCL) qualifies to be an operating lease. Based on the assessment that the lease payments are subject to variations on account of various factors like availability of coal, water, etc., the management has determined the entire consideration receivable under the PPA relating to recovery of capacity charges towards capital cost as contingent rent and has included the same under Statement of Profit or loss. Refer Note 6.